Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense Differences

The reasons for these differences are as follows.

	Year ended March 31,
	2014	2013	2012
Income (loss) before income taxes
Domestic	$30,594	$(14,139)	$43,098
Foreign	(9,530)	(49,334)	(5,138)

	$21,064	$(63,473)	$37,960
Combined tax rate	25.00%	25.00%	26.13%

Expected income tax expense (recovery)	5,266	(15,868)	9,919
Adjustments
Non-deductible, non-taxable items	1,768	2,138	3,880
Impairment of goodwill	—	8,543	—
Variation in foreign tax rates	1,000	275	1,232
Deferred income tax rate differences	—	305	391
Change in valuation allowance	(2,807)	1,296	(1,119)
Investment tax credits – current year	(3,798)	(5,471)	(5,542)
Investment tax credits – prior years	(1,378)	(172)	(3,758)
Other	469	(24)	1,913

Income tax expense (recovery)	$520	$(8,978)	$6,916

Schedule Of Tax Effects Of Temporary Differences

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below.

	March 31, 2014	March 31, 2013
Deferred income tax assets
Non-capital losses	$—	$4,417
Capital lease obligation	589	—
Foreign non-capital losses	3,849	5,430
Allowance for doubtful receivables	445	76
Intangible assets	552	(4,970)
Property and equipment	1,077	(572)
Derivative contracts	61	241
Deferred revenue	23,777	30,493
Long-term debt	392	(1,570)
Accrued restructuring obligation	2,107	1,804
Deferred financing fees	54	(425)
Accrued warranty obligation	4,589	5,038
Other	606	1,657

	38,098	41,619
Deferred income tax liabilities
Inventory	58	96
Valuation allowance	3,025	5,832
Investment tax credits	1,182	3,552

	4,265	9,480

Net deferred income tax asset	$33,833	$32,139

Deferred income tax asset—current	$27,045	$16,056
Deferred income tax asset—long-term	6,788	22,321
Deferred income tax liability—long-term	—	(6,238)

	$33,833	$32,139